Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2026	May 29, 2026	Dec. 31, 2025
Financial Instruments [Abstract]
Vessels held for sale	$ 15,041		$ 14,744
Below-market acquired time charter	259		$ 0
Exelixsea [Member]
Financial Instruments [Abstract]
Vessels held for sale	15,041
Sales price, net of commission	$ 16,975
Squireship [Member]
Financial Instruments [Abstract]
Below-market acquired time charter		$ 421